Cost of sales	6 Months Ended
Jun. 30, 2021
Cost of Sales [Abstract]
Cost of sales	Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Cash operating costs	1,077	858	1,881
Royalties	80	82	181
Other cash costs	6	6	12
Total cash costs	1,163	946	2,074
Retrenchment costs	1	1	2
Rehabilitation and other non-cash costs	12	29	32
Amortisation of tangible assets	182	254	521
Amortisation of right of use assets	30	22	47
Amortisation of intangible assets	1	1	2
Inventory change	11	37	21
	1,400	1,290	2,699